Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations $ in Thousands	Dec. 31, 2021 CAD ($)
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	$ 201,628
Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	17,021
Capital Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	135,167
Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	49,440
2022 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	46,998
2022 [Member] | Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	945
2022 [Member] | Capital Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	22,945
2022 [Member] | Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	23,108
2023 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	28,292
2023 [Member] | Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,097
2023 [Member] | Capital Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	21,362
2023 [Member] | Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	5,833
2024 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	46,067
2024 [Member] | Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,083
2024 [Member] | Capital Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	40,185
2024 [Member] | Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	4,799
2025 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	55,849
2025 [Member] | Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,002
2025 [Member] | Capital Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	50,675
2025 [Member] | Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	4,172
2026 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	2,998
2026 [Member] | Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,000
2026 [Member] | Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,998
Thereafter [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	21,424
Thereafter [Member] | Property, plant and equipment subject to operating leases [member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	11,894
Thereafter [Member] | Other Operating Commitments Member
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	$ 9,530